Stock-Based Compensation and Employee Stock Purchase Program - Weighted-Average Fair Value Assumption of Stock Option Awards (Detail) - Employee Stock Option	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	8 years 14 days	7 years 21 days
Expected volatility	101.00%	124.00%
Risk-free interest rate	3.77%	3.61%
Dividend yield	0.00%	0.00%